Restricted Share Grant Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Number of RSUs
Unvested, beginning balance	213,765	369,648
Granted	12,348	102,117
Vested	(61,350)	(258,000)
Unvested, ending balance	164,763	213,765
Weighted-average grant date fair value
Unvested, beginning balance	$ 8.40	$ 5.76
Granted	$ 24.29	$ 10.00
Vested	$ 6.39	$ 5.26
Unvested, ending balance	$ 10.33	$ 8.40
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 4 months 6 days	1 year 6 months 11 days
Aggregated intrinsic value
Aggregated intrinsic value	$ 4,840,737	$ 5,758,829